REVENUE CLASSES AND CONCENTRATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
REVENUE CLASSES AND CONCENTRATIONS
Summary of operating revenue for disaggregated revenue purposes
	Three Months Ended March 31, 2023	Three Months Ended March 31, 2022

Revenue by product/service lines:

Retail	$248,429	$1,502,204
Distribution	1,845	493
Services	5,469,096	48,845
Total	$5,719,370	$1,551,542

Revenue by subsidiary:

Singlepoint (parent company)	$4,883	$6,403
Boston Solar	5,437,441	-
Box Pure Air	242,757	1,493,767
Direct Solar America	10,800	-
DIGS	2,634	2,527
Energy Wyze	20,855	48,845
Total	$5,719,370	$1,551,542

	Year Ended December 31, 2022	Year Ended December 31, 2021

Revenue by product/service lines:

Retail	$2,309,535	$405,970
Distribution	2,931	15,591
Services	19,473,683	387,341
Total	$21,786,149	$808,902

Revenue by subsidiary:

SinglePoint (parent company)	$26,888	$35,326
Boston Solar	19,124,124	-
Box Pure Air	2,277,732	348,877
Direct Solar America	177,879	241,042
DIGS	7,846	37,358
Energy Wyze	171,680	146,299
Total	$21,786,149	$808,902